Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories

8.     Inventories

        At December 31, 2017 and December 31, 2016, inventories consisted of the following:

Inventories
in € THOUS
	2017	2016
Finished goods	672,851	687,615
Health care supplies	343,351	362,307
Raw materials and purchased components	193,295	214,286
Work in process	81,282	73,269

Inventories	1,290,779	1,337,477

        Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €378,853 of materials, of which €208,967 is committed at December 31, 2017 for 2018. The terms of these agreements run 1 to 5 years.

        Allowances on Inventories amounted to €47,329 and €37,602 for the years ended December 31, 2017 and 2016, respectively.